LONG-TERM DEBT, NET (Aircraft Term Loan) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 25, 2012	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt [Line Items]
Carrying value of aircraft		$ 5,760,229	$ 4,696,391
Aircraft Term Loan [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Term loan facility, maximum borrowing capacity	$ 43,000
Amount drawn down as of the date		$ 43,000
Voluntary prepayments, minimum amount	1,000
Limit of any capital expenditure not in ordinary course of business or any subsequent indebtedness of which exceeding will be subject to lender's approval	$ 1,000
Maturity date		Jun. 27, 2019
Aircraft Term Loan [Member] | Term Loan Facility [Member] | Aircraft [Member]
Long-Term Debt [Line Items]
Carrying value of aircraft		$ 37,559	$ 40,974
Aircraft Term Loan [Member] | Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	2.80%